Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 14,607,000	$ 20,786,000
Due to related parties	7,747,000	4,003,000
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Management fees	2,186,000	1,327,000	$ 2,038,000
Due from related parties	14,595,000	20,693,000
Estimated future management fees payable over the next ten years [Member]
Related Party Transaction [Line Items]
Management Fee, Payable in 2022	21,185,000
Management Fee, Payable in 2023	20,829,000
Management Fee, Payable in 2024	21,127,000
Management Fee, Payable in 2025	20,667,000
Management Fee, Payable in 2026	20,148,000
Management Fee, Payable from 2027 to 2031	85,445,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	20,203,000	20,271,000	20,147,000
Management incentive award	500,000	1,500,000	500,000
Special award paid	1,500,000
Monthly fee for supervisory services, per vessel	20,400	20,400	20,400
Supervisory services expenses	530,000	740,000	850,000
Due from related parties	$ 12,000	93,000
TCM Tsakos Maritime Philippines [Member] | Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Ownership percentage	25.00%
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Management fees	$ 6,821,000	8,060,000	7,405,000
Commissions On Charter Hire Agreements	1.25%
Commissions In Connection With Delivery Of Each New Building	$ 200,000
Due to related parties	1,439,000	1,376,000
Accrued liabilities	338,000	317,000
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	5,805,000	2,190,000
General Insurance Expense	10,002,000	9,480,000	9,519,000
Accrued Insurance, Current	1,000	1,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	503,000	437,000
General Services Costs	5,098,000	4,380,000	5,617,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500	27,500
Third Party Managed Vessels [Member]
Related Party Transaction [Line Items]
Monthly management fees	28,000	27,700	27,500
Afrodite and Ariadne [Member]
Related Party Transaction [Line Items]
Monthly management fees	27,500
Chartered in or chartered out vessels on a bare-boat basis and vessels under construction [Member]
Related Party Transaction [Line Items]
Monthly management fees	20,400
DP2 Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly management fees	35,000
LNG Carriers [Member]
Related Party Transaction [Line Items]
Monthly management fees	37,800	37,300	36,900
Panamax tanker Maya, Suezmax tanker Silia T. and Handysize tanker Didimon [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount	$ 100,000	200,000
Brokerage commission	1.00%
Four Vessels [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings	$ 0	$ 1,000,000	$ 0